Furniture and Equipment - Schedule of Furniture and Equipment (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	$ 3,812,303	$ 3,768,626	$ 4,062,704
Less: Accumulated depreciation and amortization	(2,608,426)	(2,478,808)	(2,327,547)
Furniture and equipment, net	1,203,877	1,289,818	1,735,157
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	30,288	30,288	30,288
Communication equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	36,341	36,341	30,006
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	313,721	313,721	529,716
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	197,710	197,710	212,058
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	659,941	621,511	715,854
Computer software [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	1,819,639	1,816,332	1,698,123
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment, gross	$ 754,663	$ 752,723	$ 846,659